Accrued liabilities and provisions - Details of contingent assets (Details) $ in Billions	12 Months Ended
	Dec. 31, 2025 COP ($) item	Dec. 31, 2024 COP ($) item
Accrued liabilities and provisions
Number of processes of contingent assets	1,319	1,115
Amounts involved of contingent assets | $	$ 1,409	$ 3,730
Ordinary administrative
Accrued liabilities and provisions
Number of processes of contingent assets	173	113
Amounts involved of contingent assets | $	$ 1,119	$ 772
Arbitration
Accrued liabilities and provisions
Number of processes of contingent assets	1	1
Amounts involved of contingent assets | $	$ 191	$ 0
Civil
Accrued liabilities and provisions
Number of processes of contingent assets	364	311
Amounts involved of contingent assets | $	$ 38	$ 1,075
Penal
Accrued liabilities and provisions
Number of processes of contingent assets	189	159
Amounts involved of contingent assets | $	$ 38	$ 36
Labor
Accrued liabilities and provisions
Number of processes of contingent assets	583	526
Amounts involved of contingent assets | $	$ 23	$ 1,847
Constitutional
Accrued liabilities and provisions
Number of processes of contingent assets	9	5